Investments In Hotel Properties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments In Hotel Properties [Abstract]
Land, Held For Sale		$ 10,863	$ 15,391
Land, Held For Use		23,668	22,600
Land		34,531	37,991
Acquired below market lease intangibles, Held For Sale		943	952
Acquired below market lease intangibles		943	952
Building, improvements, vehicle, Held For Sale		50,797	76,102
Building, improvements, vehicle, Held For Use		145,731	138,721
Buildings, improvements, vehicle		196,528	214,823
Furniture and equipment, Held For Sale		14,626	22,761
Furniture and equipment, Held For Use		32,067	30,207
Furniture and equipment		46,693	52,968
Construction-in-progress, Held For Sale		37	93
Construction in process, Held For Use		758	326
Construction-in-progress		795	419
Investment in properties, Gross, Held For Sale		77,266	115,299
Investment in properties, Gross, Held For Use	203,242	202,224	191,854
Investment in properties, Gross		279,490	307,153
Less accumulated depreciation, Held For Sale		22,837	36,395
Less accumulated depreciation, Held For Use	67,011	65,562	61,524
Less accumulated depreciation		88,399	97,919
Net investments, Held For Sale	50,751	54,429	78,904
Investments in hotel properties, Net	136,231	136,662	130,330
Net investments		$ 191,091	$ 209,234